OPERATING COSTS AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Amortization of right-of-use assets	$ 29,656	$ 24,060
Post-employment benefit expense in profit or lossRetirement benefits	11,496	8,382
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	20,235	18,313
Amortization of right-of-use assets	24,021	19,577
Amortization of intangible assets	11,238	5,538
Wages, salaries and other employee benefits	977,273	785,721
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	8,220	7,277
Amortization of right-of-use assets	5,635	4,483
Amortization of intangible assets	71,825	70,301
Wages, salaries and other employee benefits	221,888	186,160
Post-employment benefit expense in profit or lossRetirement benefits	$ 11,496	$ 8,382